OTHER TAX RECEIVABLE - Summary of Other Tax Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Current Receivables [line items]
Current	R$ 886,136	R$ 745,856
Non-Current	1,334,553	1,132,703
Total	2,220,689	1,878,559
COFINS [member]
Trade and Other Current Receivables [line items]
Total	551,156	487,160
PIS [member]
Trade and Other Current Receivables [line items]
Total	114,956	110,904
Tax credits [member]
Trade and Other Current Receivables [line items]
Total	35,177	33,639
ICMS [member]
Trade and Other Current Receivables [line items]
Total	1,105,839	924,180
ICMS CIAP [member]
Trade and Other Current Receivables [line items]
Total	289,615	189,813
Others [member]
Trade and Other Current Receivables [line items]
Total	R$ 123,946	R$ 132,863